Federated Global Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)
CLASS R6 SHARES (TICKER FSBLX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2017
The following changes will be effective August 1, 2017:
1. Please remove all references to Philip J. Orlando.
2. Under the “Fund Summary Information” section of the Prospectus, please add the following under the sub-heading “Fund Management”:
“John F. Sherman, Senior Portfolio Manager, has been the Fund's portfolio manager since August 2017.”
July 26, 2017
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453920 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Federated Global Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)
CLASS R6 SHARES (TICKER FSBLX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2017
The following changes will be effective August 1, 2017:
1. Please remove all references to Philip J. Orlando.
2. Under the “Fund Summary Information” section of the Prospectus, please add the following under the sub-heading “Fund Management”:
“John F. Sherman, Senior Portfolio Manager, has been the Fund's portfolio manager since August 2017.”
3. Under the “Who Manages the Fund” section of the Prospectus, please add the following under the sub-heading “Portfolio Management Information”:
“John F. Sherman
John F. Sherman, CFA, has been the Fund's portfolio manager since August 2017 and is responsible for asset allocation decisions and the selection of REIT securities for the Fund. Mr. Sherman joined MDT Advisers in 2000 and Federated in 2006, when Federated acquired MDT Advisers. Mr. Sherman became a Vice President of the Fund's Adviser in July 2017. He has over 20 years of experience analyzing financial markets. Previously, Mr. Sherman served as a Vice President and Senior Analyst for Citizens Financial Group from 1999 to 2000 and as a Senior Analyst for FDIC from 1991 to 1999. He is a member of the CFA Institute and the CFA Society Boston. He received a B.S.B.A. from North Adams State College, and an M.B.A. from Boston University Graduate School of Management.”
July 26, 2017
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453921 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Federated Global Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)
CLASS R6 SHARES (TICKER FSBLX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2017
The following changes will be effective August 1, 2017:
1. Please remove all references to Philip J. Orlando.
2. Under the “Who Manages and Provides Services to the Fund” section of the Statement of Additional Information, please add the following under the sub-heading “Portfolio Manager information”:
“John Sherman, Portfolio Manager
This information is as of June 30, 2017.
Types of Accounts Managed by John Sherman	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	1/$138.6 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
John Sherman is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus a designated peer group of comparable funds/accounts. Performance periods are adjusted if a portfolio manager has been managing a fund/account for less than five years; funds/accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Sherman is also the portfolio manager for other funds/accounts in addition to the Fund. Such other funds/accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other funds/accounts for which Mr. Sherman is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each fund/account managed by the portfolio manager currently is categorized into one of two IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each fund/account managed by the portfolio manager and included in the IPP groups. At the fund/account level, the weighting assigned to the Fund is lesser than the weighting assigned to other funds/accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Mr. Sherman's IPP score is based on the performance for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.''
July 26, 2017

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453922 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.